Borrowings - Contractual maturities of all FHLB borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Contractual Maturity
2020	$ 13,140
2021	10,121
2022	10,137
2023	11,381
2024	6,956
Total	$ 51,735	$ 71,826
Weighted Average Rate
2020	2.04%
2021	2.11%
2022	2.60%
2023	2.78%
2024	3.01%
Total	2.46%